DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments
	Balance sheet line
	item	December 31
		2025	2024
Derivatives designated as hedging instruments:

Foreign exchange contracts	Prepaid expenses and other current assets	$20,168	$2,984
		$20,168	$2,984
Derivatives not designated as hedging instruments:
		$—	$—
Total		$20,168	$2,984

Schedule of income and other comprehensive income
	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized gains on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Year ended		Year ended		Year ended
	December 31		December 31		December 31
	2025	2024	2025	2024	2025	2024

Derivatives designated as hedging instruments:

Foreign exchange
contracts	$31,218	$(961)	$16,453	$5,861	$(252)	$—
Total	31,218	(961)	16,453	5,861	(252)	—

Derivatives not designated as hedging instruments:

	—	—	—	—	—	—
Total	—	—	—	—	—	—

(*) Classified in operating expenses in the consolidated statement of operations.

Schedule of notional amounts of outstanding derivative
	As of December 31,
	2025	2024
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$188,088	$209,487
	$188,088	$209,487